10. Business Concentration and Risks	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Business Concentration and Risks

Note 10 – Business Concentration and Risks

Major customers

One customer accounted for 0% and 18% of the total accounts receivable as of December 31, 2020 and 2019, respectively. This customer accounted for 53% and 43% of total revenue for the years ended December 31, 2020 and 2019, respectively.

Major vendors

One vendor accounted for 0% and 21% of total accounts payable at December 31, 2020 and 2019, respectively. This vendor accounted for 65% and 46% of the total purchases for the years ended December 31, 2020 and 2019, respectively.